Sales And Marketing Expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Sales And Marketing Expenses
7. SALES AND MARKETING EXPENSES

	2020	2019	2018
Online marketing	5,447	4,553	2,150
Employee-related cost	2,265	1,178	703
Offline media	1,502	1,146	344
Share-based compensation expense (reversal)	81	14	(42)
Other sales and marketing expenses	720	262	180

	10,015	7,153	3,335